November 24, 2015

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Guggenheim Funds Trust (File Nos. 002-19458 and 811-01136) (the “Trust”)

Ladies and Gentlemen:

On behalf of the Trust, attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 187 to the Trust’s registration statement on Form N-1A. This filing is being made for the purpose of registering Class A, C, P and R6 shares and Institutional Class shares of Guggenheim Market Neutral Real Estate Fund, a new series of the Trust.

On behalf of the Trust, we hereby undertake to make an additional filing of the Trust’s registration statement on or before February 5, 2016 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file any appropriate exhibits.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact Julien Bourgeois at Dechert LLP at 202.261.3451.

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Very truly yours,

/s/ Amy J. Lee
Amy J. Lee
Secretary and Senior Vice President
Security Investors, LLC